Debt (AR Securitization) (Details) - CAD ($)		12 Months Ended
	Jan. 19, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Maximum cash proceeds from sale of accounts receivable to unrelated trust		$ 450,000,000
Extension term	1 year
Outstanding borrowings		0	$ 0
Proceeds		0	0	$ 0
Repayments		$ 0	$ 0	$ 0